INCOME TAXES (Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities) (Details) - PRC [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Provision for doubtful accounts	$ 7,847	$ 3,422
Accrued payroll and welfare	390	809
Accrued liabilities	3,764	2,414
Long term investment impairment	0	2,328
Excessive advertising fee	1,416	1,990
Excessive employee education fee	80	161
Goodwill and intangible asset impairment	7,276
Net operating loss carry forwards	45,543	55,745
Less valuation allowance	(66,316)	(66,869)
Deferred tax assets, net	0	0
Deferred tax liabilities	$ 0	$ 0